Share-based plans - Long-term incentive program 2011 (Details) € / shares in Units, shares in Millions			12 Months Ended
	May 12, 2011 EUR (€) € / shares shares	May 15, 2007 EUR (€) € / shares shares	Dec. 31, 2015 EUR (€) Options EquityInstruments	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares	May 09, 2006 € / shares
Share-based payment transaction
Conditional increase in capital		€ 15,000,000
Conditional increase in capital (in shares) | shares		15
Nominal value (in dollars per share) | € / shares	€ 1.00	€ 1.00		€ 1.00	€ 1.00	€ 1.00
Weighted average share price at grant date in Euro			€ 77.25
LTIP 2011
Share-based payment transaction
Vesting period	4 years
Conditional increase in capital	€ 12,000,000
Conditional increase in capital (in shares) | shares	12
2011 SOP
Share-based payment transaction
Vesting period	4 years
Conditional increase in capital	€ 12,000,000
Conditional increase in capital (in shares) | shares	12
Nominal value (in dollars per share) | € / shares	€ 1.00
Award terms	8 years
Exercise price period basis	30 days
Awarded (in shares) | Options			3,073,360
Weighted average share price at grant date in Euro			€ 77.06
Weighted average fair value			15.00
Total fair value			46,088,000
2011 Phantom stock awards
Share-based payment transaction
Vesting period	4 years
Award terms	5 years
Weighted average share price at grant date in Euro			73.81
Weighted average fair value			€ 44,864,000
Awarded (in shares) | EquityInstruments			607,828
Management Board | 2011 SOP
Share-based payment transaction
Awarded (in shares) | Options			502,980
Management Board | 2011 Phantom stock awards
Share-based payment transaction
Awarded (in shares) | EquityInstruments			62,516